CURRENT AND DEFERRED TAXES (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total current tax expense, net	$ 127,513	$ 89,390	$ 92,521
Deferred tax expense, net, total	45,991	73,814	(270,904)
Income tax expense	173,504	163,204	(178,383)
Foreign [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total current tax expense, net	100,657	80,600	89,460
Deferred tax expense, net, total	21,846	119,175	(280,445)
Chile [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total current tax expense, net	26,856	8,790	3,061
Deferred tax expense, net, total	$ 24,145	$ (45,361)	$ 9,541